Trading revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Trading revenues
Trading revenues	SFr 528	SFr 578	SFr 237	SFr 1,106	SFr 811
Interest rate products
Trading revenues
Trading revenues	(301)	857	587	556	1,963
Foreign exchange products
Trading revenues
Trading revenues	(31)	184	703	153	1,237
Equity/index-related products
Trading revenues
Trading revenues	723	(327)	(953)	396	(1,871)
Credit products
Trading revenues
Trading revenues	65	34	(143)	99	(581)
Commodity, emission and energy products
Trading revenues
Trading revenues	13	26	28	39	65
Other trading securities
Trading revenues
Trading revenues	59	SFr (196)	15	(137)	(2)
Bank
Trading revenues
Trading revenues	SFr 534		SFr 249	1,048	774
Bank | Interest rate products
Trading revenues
Trading revenues				559	1,955
Bank | Foreign exchange products
Trading revenues
Trading revenues				152	1,238
Bank | Equity/index-related products
Trading revenues
Trading revenues				336	(1,901)
Bank | Credit products
Trading revenues
Trading revenues				99	(581)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues				39	65
Bank | Other trading securities
Trading revenues
Trading revenues				SFr (137)	SFr (2)